INTEREST IN SUBSIDIARIES	12 Months Ended
Jun. 30, 2018
Disclosure of subsidiaries [abstract]
Disclosure of subsidiaries [text block]

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INTEREST IN SUBSIDIARIES

ACCOUNTING POLICIES

Significant subsidiaries of the Group are those subsidiaries with the most significant contribution to the Group's profit or loss or assets.

Ergo Mining Proprietary Limited is the only significant subsidiary of the Group. It is primarily involved in the retreatment of surface gold and all of its operations are based in South Africa. Ergo Mining Proprietary Limited is a wholly owned subsidiary and is incorporated in South Africa.